Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	PREFERRED SHARES $0.00001 PAR VALUE	A-G ORDINARY £0.00001 PAR VALUE	ORDINARY £0.00001 PAR VALUE	Deferred Shares	Deferred B Shares	Deferred Shares Two	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED OTHER COMPREHENSIVE LOSS	ACCUMULATED DEFICIT	ACCUMULATED EQUITY
Balance at Dec. 31, 2019		$ 1						$ 207,622	$ (2,999)	$ (119,667)	$ 84,956
Balance, Shares at Dec. 31, 2019		106,081,025	16,047,440		110,370
Issuance of Preferred shares, net of issuance costs								1,174			1,174
Issuance of shares, Shares		678,880	721,120
Issuance of ordinary shares								9			9
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share								0
Forfeiture of ordinary shares								0
Forfeiture of ordinary shares, Shares			(114,879)
Non-cash share-based compensation								330			330
Unrealized loss on foreign currency translation	$ (4,536)								(4,536)		(4,536)
Net loss	(16,705)									(16,705)	(16,705)
Balance at Mar. 31, 2020		$ 1						209,135	(7,535)	(136,372)	65,228
Balance, Shares at Mar. 31, 2020		106,759,905	16,653,681		110,370
Balance at Dec. 31, 2020	249,800				$ 2	$ 153		456,293	9,342	(215,990)	249,800
Balance, Shares at Dec. 31, 2020				35,854,945	144,517,898	123,638,835
Forfeiture of ordinary shares, Shares				(11,043)	11,043
Subdivision of £0.001 nominal shares and reduction in deferred share capital, see Note 6						$ (137)	$ 137
Subdivision of £0.001 nominal shares and reduction in deferred share capital, see Note 6, Shares						(100,000,000)	1
Cancellation of deferred shares					$ (2)	$ (16)		18
Cancellation of deferred shares, Shares					(144,500,094)	(23,638,835)
Non-cash share-based compensation								2,546			2,546
Unrealized loss on foreign currency translation	2,026								2,026		2,026
Net loss	(34,945)									(34,945)	(34,945)
Balance at Mar. 31, 2021	$ 219,427						$ 137	$ 458,857	$ 11,368	$ (250,935)	$ 219,427
Balance, Shares at Mar. 31, 2021				35,843,902	28,847		1